Investments in Associates and Joint Ventures - Summary of Carrying Value (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	$ 334,442	$ 0
Additions	8,776	336,588
Transaction costs		1,586
Dividend income	(828)	(1,449)
Disposition		(78)
Disposition / reclassification	(136,468)
Share of net income (loss)	(9,573)	(2,242)
Impairment	(88,932)
OCI FX gain (loss)	(4,215)	37
Carrying value of investment, ending balance	118,845	334,442
Cann Group
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	81,183	0
Additions	0	81,927
Transaction costs		0
Dividend income	0	0
Disposition		0
Disposition / reclassification	0
Share of net income (loss)	(1,520)	(781)
Impairment	(18,158)
Impairment reversal	0
OCI FX gain (loss)	(4,488)	37
Carrying value of investment, ending balance	57,017	81,183
Alcanna
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	109,577	0
Additions	0	109,940
Transaction costs		1,586
Dividend income	(828)	(1,449)
Disposition		0
Disposition / reclassification	0
Share of net income (loss)	(5,099)	(500)
Impairment	(68,696)
Impairment reversal	15,643
OCI FX gain (loss)	(353)	0
Carrying value of investment, ending balance	50,950	109,577
CTT
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	0	0
Additions	3,413	0
Transaction costs		0
Dividend income	0	0
Disposition		0
Disposition / reclassification	0
Share of net income (loss)	(230)	0
Impairment	(2,078)
Impairment reversal	0
OCI FX gain (loss)	(80)	0
Carrying value of investment, ending balance	1,025	0
Capcium
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	11,256	0
Additions	3	11,270
Transaction costs		0
Dividend income	0	0
Disposition		0
Disposition / reclassification	0
Share of net income (loss)	(1,406)	(14)
Impairment	0
Impairment reversal	0
OCI FX gain (loss)	0	0
Carrying value of investment, ending balance	9,853	11,256
TGOD
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	132,292	0
Additions	0	133,239
Transaction costs		0
Dividend income	0	0
Disposition		0
Disposition / reclassification	(130,974)
Share of net income (loss)	(1,318)	(947)
Impairment	0
Impairment reversal	0
OCI FX gain (loss)	0	0
Carrying value of investment, ending balance	0	132,292
ACI
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	0	0
Additions	5,360	0
Transaction costs		0
Dividend income	0	0
Disposition		0
Disposition / reclassification	(5,360)
Share of net income (loss)	0	0
Impairment	0
Impairment reversal	0
OCI FX gain (loss)	0	0
Carrying value of investment, ending balance	0	0
Other immaterial investments
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	134	0
Additions	0	212
Transaction costs		0
Dividend income	0	0
Disposition		(78)
Disposition / reclassification	(134)
Share of net income (loss)	0	0
Impairment	0
Impairment reversal	0
OCI FX gain (loss)	0	0
Carrying value of investment, ending balance	$ 0	$ 134